Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Movement of Tax Payable	Income taxes recognized in consolidated statements of profit or loss:
	For the six months period ended June 30, 2024	For the six months period ended June 30, 2025
	MYR	MYR	USD
Current tax
Provision for the period	–	970,724	221,657
Under provision in prior years	225,946	481,413	109,927
Deferred tax	–	126,153	28,806
	225,946	1,578,290	360,390

Schedule of Reconciliation Between Tax Expenses and Accounting Profit at Applicable Tax Rates	Reconciliation between tax expenses and accounting profit at applicable tax rates:
	For the six months period ended June 30, 2024	For the six months period ended June 30, 2025
	MYR	MYR	USD
Profit before income taxes	(2,349,175)	3,822,895	872,927
Notional tax on profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	(563,802)	917,495	209,502
Effect of tax rates in foreign jurisdictions	421,061	159,255	36,365
Non-deductible expenses	3,900	20,127	4,596
Tax effect on capital allowance	15,515	–	–
Unrecognized cost	126,326	–	–
Under provision of tax in prior years	225,946	481,413	109,927
Tax expenses for the period	225,946	1,578,290	360,390

Schedule of Significant Components of Deferred Taxes Recognized in the Consolidated Statement of Financial Position and the Movements

The significant components of deferred taxes recognized in the consolidated statement of financial position and the movements during the period presented are as follows:

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Deferred tax assets:
- Allowance for credit losses	178,526	96,378	22,808
- Lease liability	598,394	551,858	130,596
Total deferred tax assets	776,920	648,236	153,404
Net off against deferred tax liabilities	(746,897)	(648,236)	(153,404)
Net deferred tax assets	30,023	–	–
Deferred tax liabilities:
- Right-of-use asset	(546,530)	(485,396)	(114,868)
- Depreciation and amortization	(200,367)	(258,970)	(61,285)
Total deferred tax liabilities	(746,897)	(744,366)	(176,153)
Net off against deferred tax assets	746,897	648,236	153,404
Net deferred tax liabilities	–	(96,130)	(22,749)

Schedule of Movement of Tax Payable

The following table illustrates the movement of tax payable during the six months ended June 30, 2024.

As of
June 30, 2024
MYR
Tax payable as of December 31, 2023	1,448,723
Under provision of tax	225,946
- Penalties- Late payment	95,933
- Penalties- Underestimation	143,522
- Tax payable true up	(13,509)
Tax payable as of June 30, 2024	1,674,669